Putnam
Managed
High Yield
Trust

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

11-30-99


[LOGO: BOSTON * LONDON * TOKYO]


From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

1999 has proven to be one of the most challenging years of the decade for fixed income investments, with every sector feeling the impact. After beginning calendar 1999 on a very strong note, high-yield bonds encountered some difficulties before bouncing back toward the end of the first half of Putnam Managed High Yield Trust's fiscal 2000. A glut of new issuance, an uptick in defaults, rising interest rates, and concerns about liquidity at the turn of the year 2000 were the main villains that tripped up the high-yield market from May through September. However, from that point the supply of new issues dried up and default activity began to level off. In addition, investors turned back to high-yield alternatives, heartened by sustained economic growth and a perception that the Federal Reserve had halted, at least temporarily, implementing hikes in short-term interest rates. Worries about Y2K subsided more and more the closer we got to New Year's Day.

Within this changing climate, Rosemary H. Thomsen and Jennifer E.
Leichter, your fund managers, navigated the fund successfully through the six months ended November 30, 1999. With a strong economy and increasing stability in the high-yield market, they are confident that significant opportunity and values still exist for the taking.

Total return for 6 months ended 11/30/99

                 Net asset value            Market price
-----------------------------------------------------------------------
                      0.41%                   -11.70%
-----------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods begins on page 7.


* HIGH-YIELD SECTOR STUMBLES THROUGHOUT SUMMER

The high-yield market's strength in the beginning of 1999 proved to be one of the main reasons for its struggles this summer. With interest rates in the high-yield market significantly lower than the highs they had reached in the midst of 1998's flight to quality, issuers seized the opportunity to bring new bonds to market -- a supply increase that the market could not readily absorb. In addition, investors had become somewhat spoiled by the low level of defaults that has prevailed over the past few years and were spooked by an increase in defaults over the summer. On top of that, short-term interest rates were on the rise as the Federal Reserve sought to snuff any hint of inflation before it emerged. As a result of these tightenings, most fixed-income sectors, including high-yield issues, suffered price declines. Finally, Wall Street bond dealers reduced their inventories of high-yield securities in the summer, because they were uncertain about how liquid the market would be at year-end.


"Within the context of the high-yield market, Putnam Managed High Yield Trust had a very good year. Looking ahead, we are optimistic because the economy continues to demonstrate considerable strength, a positive backdrop for high-yield securities."

-- Rosemary Thomsen, manager, Putnam Managed High Yield Trust


Summer also brought with it an interesting paradox. Generally, when the economy is strong, the default level is especially low. However, this summer the economy was surging ahead while defaults were on the upswing. There is no easy explanation for this juxtaposition, but it appears that banks were less willing to lend after the credit crunch of late 1998. In addition, defaults historically increase significantly after periods of heavy issuance. From 1996 to 1998, a substantial amount of new high-yield bonds hit the market. Perhaps it was not altogether unexpected that there was an increase in defaults in 1999.

Fortunately, our scrupulous research helped your fund avoid many of the high-profile defaults that hit the market this summer, including problems in the paging sector and the default of Iridium, a large satellite project backed by Motorola. At the same time, your fund did not emerge unscathed, as it encountered some troubles with its health care holdings in the nursing home area. This industry was hard hit by sharp reductions in the Federal government's Medicare spending.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Telecommunications          14.9%

Broadcasting                 9.1%

Cable television             6.8%

Wireless
communications               6.4%

Electric utilities           4.0%

Footnote reads:
*Based on net assets as of 11/30/99. Holdings will vary over time.


* TELECOMMUNICATIONS STILL PROVE FERTILE GROUND

As summer turned to fall, high-yield investments were boosted by a sharp reduction in new issuance and a leveling off of default activity. Your fund participated in this rebound. In addition, its performance was particularly bolstered by our emphasis on holdings in the telecommunications field, an area that performed well throughout the year. Better-than-expected subscriber growth and substantial consolidation activity in the wireless industry particularly attracted investors.

Among the stellar performers in this area was Nextel, one of your fund's core investments. Calendar 1999 proved to be a real breakthrough year for this company, which formally entered the Standard & Poor's 500 Index in March. While a potential acquisition by WorldComm in the spring -- which would have bumped the company's credit rating up to investment grade -- never came to fruition, it highlighted the strategic value of the company. Nextel's stock price skyrocketed at the same time that the company was following through with spectacular operating performance. Through all of these events, the market's perception of Nextel changed from a start-up company to an entrenched member of the large-cap elite.

* OUTLOOK CONSTRUCTIVE FOR REST OF YEAR

Within the context of the high-yield market, Putnam Managed High Yield Trust had a very good year. Looking ahead, we are optimistic because the economy continues to demonstrate considerable strength, a positive backdrop for high-yield securities. In addition, the strong equity market has helped a lot of high-yield companies, because they've been able to go public or pursue other options to help eliminate some debt from their balance sheets. If default activity stabilizes soon -- and we think it will -- investors should be able to pick and choose among bonds that offer particular value.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Midland Funding II Corp.
deb. Ser. A, 11 3/4s, 2005
Electric utilities

NEXTEL Communications, Inc.
144A sr. notes 9 3/8s, 2009
Wireless communications

CSC Holdings, Inc.
Ser. M, $11.125 cumulative preferred
Cable television

Intermedia Communication
Ser. B, 13.50% preferred
Telecommunications

Global Crossing Holdings, Ltd.
company guaranty 9 5/8s, 2008
Telecommunications

Premium Standard Farms, Inc.
sr. sec. notes 11s, 2003
Agriculture

Benedek Communications Corp.
sr. disc. notes stepped-coupon zero %
(13 1/4s, 5/15/01), 2006
Broadcasting

Echostar DBS Corp.
sr. notes 9 3/8s, 2009
Broadcasting

KMC Telecom Holdings, Inc.
sr. disc. notes stepped-coupon zero %
(12 1/2s, 2/15/03), 2008
Telecommunications

Diamond Cable Communication Co.
sr. disc. notes stepped-coupon zero %
(10 3/4s, 2/15/02), 2007
Packaging and containers

Footnote reads:
These holdings represent 9.6% of the fund's net assets as of 11/30/99. Portfolio holdings will vary over time.


* UPCOMING TRANSITION ANNOUNCED

This is the last letter to you and the other shareholders of Putnam Managed High Yield Trust that I will be signing. After more than 30 years as Chairman of the Trustees and President of the Putnam Funds, the time has come for me to step aside.

In June, John Hill will become Chairman. John is currently an independent Trustee and has served on the board for the past 14 years. In addition, my son, George Putnam, III, will become President of the funds. I am confident that the leadership of the funds will be in exceptionally strong hands.

I will become Chairman Emeritus, remain a shareholder, and stay in close touch with each fund. It has been my privilege to serve your fund.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
January 19, 2000

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 11/30/99, there is no guarantee the fund will continue to hold these securities in the future. The lower credit ratings of high-yield corporate bonds reflect a greater possibility that adverse changes in the economy or their issuers may affect their ability to pay principal and interest on the bonds.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Managed High Yield Trust is designed for investors seeking high current income with a secondary objective of capital growth.


TOTAL RETURN FOR PERIODS ENDED 11/30/99

                                                 First Boston
                                         Market   High Yield    Consumer
                                   NAV    price   Bond Index   price index
----------------------------------------------------------------------------
6 months                          0.41%  -11.70%    -0.70%        1.32%
----------------------------------------------------------------------------
1 year                            3.37   -14.92      1.81         2.68
----------------------------------------------------------------------------
5 years                          56.36    61.21     54.17        12.49
Annual average                    9.35    10.02      9.04         2.38
----------------------------------------------------------------------------
Life of fund (since 6/25/93)     60.11    42.88     61.64        16.62
Annual average                    7.60     5.71      7.77         2.42
----------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value and market price will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.


PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 11/30/99

------------------------------------------------------------------------
Distributions
------------------------------------------------------------------------
Number                                          6
------------------------------------------------------------------------
Income                                       $0.666
------------------------------------------------------------------------
Capital gains                                  --
------------------------------------------------------------------------
  Total                                      $0.666
------------------------------------------------------------------------
Share value                            NAV            Market price
------------------------------------------------------------------------
5/31/99                               $12.30            $13.500
------------------------------------------------------------------------
11/30/99                               11.68             11.313
------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------
Current dividend rate1                 11.40%             11.77%
------------------------------------------------------------------------

1 Income portion of most recent distribution, annualized and divided by NAV or market price at end of period.


TOTAL RETURN FOR PERIODS ENDED 12/31/99

                                                      Market
                                         NAV          price
-------------------------------------------------------------------------
6 months                                1.49%        -22.95%
-------------------------------------------------------------------------
1 year                                  6.01         -24.29
-------------------------------------------------------------------------
5 years                                57.85          40.30
Annual average                          9.56           7.01
-------------------------------------------------------------------------
Life of fund (since 6/25/93)           62.77          26.86
Annual average                          7.76           3.72
-------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding common shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on the New York Stock Exchange.


Comparative benchmarks

First Boston High Yield Bond Index is an unmanaged list of lower-rated, high-yielding U.S. corporate bonds. The index assumes reinvestment of all distributions, does not take into account brokerage commissions or other costs, and may pose different risks than the fund. Securities in the fund's portfolio will differ from those in the index. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A guide to the financial statements

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



The fund's portfolio
November 30, 1999 (Unaudited)

CORPORATE BONDS AND NOTES (84.7%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
Advertising (1.0%)
--------------------------------------------------------------------------------------------------------------------------
     $      190,000  Adams Outdoor Advertising sr. notes 10 3/4s, 2006                                      $      198,550
            447,000  Lamar Media Corp. sr. sub. notes 9 1/4s, 2007                                                 440,854
            240,000  Lamar Media Corp. company guaranty 8 5/8s, 2007                                               234,900
                                                                                                            --------------
                                                                                                                   874,304

Aerospace and Defense (1.4%)
--------------------------------------------------------------------------------------------------------------------------
            110,000  Argo-Tech Corp. company guaranty 8 5/8s, 2007                                                  93,500
            120,000  Argo-Tech Corp. 144A company guaranty Ser. D, 8 5/8s, 2007                                    102,000
             80,000  BE Aerospace, Inc. sr. sub. notes 9 1/2s, 2008                                                 71,600
            465,000  BE Aerospace, Inc. sr. sub. notes Ser. B, 8s, 2008                                            383,625
             50,000  K&F Industries, Inc. sr. sub. notes Ser. B, 9 1/4s, 2007                                       47,750
            130,000  L-3 Communications Corp. sr. sub. notes Ser. B, 10 3/8s, 2007                                 133,900
            100,000  L-3 Communications Corp. sr. sub. notes 8 1/2s, 2008                                           94,250
             80,000  L-3 Communications Corp. company guaranty Ser. B, 8s, 2008                                     72,800
            200,000  Sequa Corp. med. term notes 10s, 2001                                                         204,514
                                                                                                            --------------
                                                                                                                 1,203,939

Agriculture (0.8%)
--------------------------------------------------------------------------------------------------------------------------
            744,115  Premium Standard Farms, Inc. sr. sec. notes 11s, 2003 (PIK)                                   684,586

Airlines (1.3%)
--------------------------------------------------------------------------------------------------------------------------
            230,000  Airbus Industries 144A 12.266s, 2020                                                          234,322
            160,000  Calair LLC 144A company guaranty 8 1/8s, 2008                                                 147,800
            280,000  Canadian Airlines Corp. secd. notes 10s, 2005 (Canada)                                        204,400
            250,000  Continental Airlines, Inc. sr. notes 9 1/2s, 2001                                             252,500
            300,000  Trans World Airlines, Inc. sr. notes 11 1/2s, 2004                                            198,000
            170,000  Trans World Airlines, Inc. sr. notes 11 3/8s, 2006                                             71,400
                                                                                                            --------------
                                                                                                                 1,108,422

Apparel (0.9%)
--------------------------------------------------------------------------------------------------------------------------
            190,000  Fruit of the Loom 144A company guaranty 8 7/8s, 2006                                           22,800
             90,000  GFSI, Inc. sr. disc. notes stepped-coupon Ser. B, zero %
                       (11 3/8s, 9/15/04), 2009 (STP)                                                               36,000
            250,000  Guess Jeans, Inc. sr. sub. notes 9 1/2s, 2003                                                 253,125
             60,000  Iron Age Corp. company guaranty 9 7/8s, 2008                                                   45,000
            235,000  Kasper A.S.L. Ltd. sr. notes 12 3/4s, 2004                                                    196,225
            135,000  William Carter Holdings Co. sr. sub. notes Ser. A, 12s, 2008                                  132,300
             95,000  William Carter Holdings Co. sr. sub. notes Ser. A, 10 3/8s, 2006                               81,700
                                                                                                            --------------
                                                                                                                   767,150

Automotive (1.9%)
--------------------------------------------------------------------------------------------------------------------------
            375,000  Aftermarket Technology Corp. sr. sub. notes Ser. D, 12s, 2004                                 375,000
            170,000  Dura Operating Corp. company guaranty Ser. B, 9s, 2009                                        159,800
            350,000  Federal Mogul Corp. notes 7 1/2s, 2009                                                        312,760
            260,000  Hayes Lemmerz International, Inc. company guaranty Ser. B,
                       8 1/4s, 2008                                                                                238,550
            140,000  Motors and Gears, Inc. sr. notes Ser. D, 10 3/4s, 2006                                        130,200
             30,000  San Luis Corp. S.A 8 7/8s, 2008                                                                26,400
            500,000  Talon Automotive Group sr. sub. notes Ser. B, 9 5/8s, 2008                                    310,000
            110,000  Transportation Manufacturing Operations Inc.
                       company guaranty 11 1/4s, 2009                                                              112,200
                                                                                                            --------------
                                                                                                                 1,664,910

Banks (1.0%)
--------------------------------------------------------------------------------------------------------------------------
             15,000  Dime Capital Trust I bank guaranty Ser. A, 9.33s, 2027                                         14,606
             75,000  Ocwen Capital Trust I company guaranty 10 7/8s, 2027                                           46,500
            165,000  Ocwen Federal Bank FSB sub. deb. 12s, 2005                                                    155,100
            100,000  Ocwen Financial Corp. notes 11 7/8s, 2003                                                      92,250
            150,000  Provident Capital Trust company guaranty 8.6s, 2026                                           139,017
             85,000  Riggs Capital Trust 144A bonds 8 5/8s, 2026                                                    77,087
            150,000  Sovereign Bancorp Inc. sr. notes 10 1/2s, 2006                                                151,313
            125,000  Sovereign Capital Trust company guaranty 9s, 2027                                              91,920
            110,000  Webster Capital Trust I 144A bonds 9.36s, 2027                                                103,352
                                                                                                            --------------
                                                                                                                   871,145

Broadcasting (7.1%)
--------------------------------------------------------------------------------------------------------------------------
            170,000  Ackerly Group, Inc. sr. sub. notes Ser. B, 9s, 2009                                           164,475
            270,000  Acme Television sr. disc. notes stepped-coupon zero %
                       (10 7/8s, 9/30/00), 2004 (STP)                                                              240,300
            440,000  Allbritton Communications Co. sr. sub. notes Ser. B, 8 7/8s, 2008                             422,400
            206,700  AMFM Operating, Inc. deb. 12 5/8s, 2006 (PIK)                                                 234,605
              9,407  Australis Media, Ltd. sr. disc. notes stepped-coupon zero %
                       (15 3/4s 5/15/00), 2003 (Australia) (In default) (STP) (PIK) (NON)                                1
            750,000  Benedek Communications Corp. sr. disc. notes stepped-coupon
                       zero % (13 1/4s, 5/15/01), 2006 (STP)                                                       671,250
            435,000  Capstar Broadcasting sr. disc. notes stepped-coupon zero %
                       (12 3/4s, 2/1/02), 2009 (STP)                                                               382,800
            330,000  Capstar Broadcasting sr. sub. notes 9 1/4s, 2007                                              336,600
            220,000  CD Radio, Inc. sec. notes 14 1/2s, 2009                                                       192,500
             30,000  Citadel Broadcasting, Inc. company guaranty 9 1/4s, 2008                                       30,000
            160,000  Citadel Broadcasting, Inc. sr. sub. notes 10 1/4s, 2007                                       168,000
            620,000  Diva Systems Corp. sr. disc. notes, stepped-coupon Ser. B,
                       zero % (12 5/8s, 3/1/03), 2008 (STP)                                                        161,200
            660,000  Echostar DBS Corp. sr. notes 9 3/8s, 2009                                                     663,300
            245,000  Fox Family Worldwide, Inc. sr. notes 9 1/4s, 2007                                             225,400
            210,000  Globo Communicacoes 144A company guaranty 10 1/2s,
                       2006 (Brazil)                                                                               174,300
            160,000  Granite Broadcasting Corp. sr. sub. notes 8 7/8s, 2008                                        153,600
             60,000  Pegasus Communications Corp. sr. notes Ser. B, 9 3/4s, 2006                                    59,100
            100,000  Pegasus Media & Communications notes Ser. B, 12 1/2s, 2005                                    108,500
            654,000  PHI Holdings, Inc. sr. sub. notes 16%, 2001                                                   555,965
            500,000  RBS Participacoes S.A. 144A company guaranty 11s,
                       2007 (Brazil)                                                                               400,000
            225,000  Radio One Inc. company guaranty stepped-coupon Ser. B, 7s,
                       (12s, 5/15/00), 2004 (STP)                                                                  236,813
            160,000  SFX Entertainment Inc. company guaranty 9 1/8s, 2008                                          150,400
            270,000  Spanish Broadcasting Systems sr. sub notes 9 5/8s, 2009                                       270,675
            100,000  TV Azteca Holdings S.A. de C.V. sr. notes 11s, 2002 (Mexico)                                   86,250
             50,000  TV Azteca S.A. de C.V. sr. notes 10 1/2s, 2007 (Mexico)                                        40,750
             80,000  TV Azteca S.A. de C.V. sr. notes Ser. A, 10 1/8s, 2004 (Mexico)                                69,200
                                                                                                            --------------
                                                                                                                 6,198,384

Building and Construction (1.5%)
--------------------------------------------------------------------------------------------------------------------------
            110,000  American Architectural Products Corp. company guaranty
                       11 3/4s, 2007                                                                                34,100
            250,000  American Standard Companies, Inc. sr. notes 7 3/8s, 2008                                      230,000
             70,000  Atrium Companies Inc. company guaranty Ser. B, 10 1/2s, 2009                                   67,725
            170,000  Building Materials Corp. company guaranty 8s, 2008                                            155,550
            320,000  D.R. Horton, Inc. company guaranty 8s, 2009                                                   294,400
            390,000  GS Superhighway Holdings sr. notes 9 7/8s, 2004 (China)                                       206,700
            120,000  NCI Building Systems Inc. sr. sub. notes Ser. B, 9 1/4s, 2009                                 110,400
             80,000  Republic Group, Inc. sr. sub. notes 9 1/2s, 2008                                               75,200
            160,000  Toll Corp. company guaranty 8 1/8s, 2009                                                      147,200
                                                                                                            --------------
                                                                                                                 1,321,275

Business Equipment and Services (0.3%)
--------------------------------------------------------------------------------------------------------------------------
             50,000  Iron Mountain, Inc. company guaranty 8 3/4s, 2009                                              47,250
            100,000  Outsourcing Solutions, Inc. sr. sub. notes Ser. B, 11s, 2006                                   99,000
            240,000  U.S. Office Products Co. company guaranty 9 3/4s, 2008                                        129,600
                                                                                                            --------------
                                                                                                                   275,850

Cable Television (5.7%)
--------------------------------------------------------------------------------------------------------------------------
            385,000  21st Century Telecom Group, Inc. sr. disc. notes
                       stepped-coupon zero % (12 1/4s, 2/15/03), 2008 (STP)                                        177,100
             95,831  Adelphia Communications Corp. sr. notes 9 1/2s, 2004 (PIK)                                     96,071
            220,000  Adelphia Communications Corp.144A sr. notes Ser. B,
                       8 3/8s, 2008                                                                                207,350
            210,000  Adelphia Communications Corp. sr. notes 7 7/8s, 2009                                          191,100
            300,000  Century Communications Corp. sr. notes 8 7/8s, 2007                                           290,250
            470,000  Charter Communications Holdings LLC sr. disc. notes
                       stepped-coupon zero % (9.92s, 4/1/04), 2011 (STP)                                           284,350
            380,000  Charter Communications Holdings LLC 144A sr. notes
                       8 5/8s, 2009                                                                                359,100
             50,000  CSC Holdings, Inc. sr. sub. deb. 9 7/8s, 2013                                                  52,125
             70,000  CSC Holdings, Inc. deb. 7 7/8s, 2018                                                           66,287
            160,000  Diamond Cable Communication Co. sr. disc. notes
                       stepped-coupon zero % (11 3/4s, 12/15/00),
                       2005 (United Kingdom) (STP)                                                                 148,800
            795,000  Diamond Cable Communication Co. sr. disc. notes
                       stepped-coupon zero % (10 3/4s, 2/15/02),
                       2007 (United Kingdom) (STP)                                                                 636,000
            520,000  Knology Holdings, Inc. sr. disc. notes stepped-coupon zero %,
                       (11 7/8s, 10/15/02), 2007 (STP)                                                             322,400
            500,000  Lenfest Communications, Inc. sr. sub. notes 10 1/2s, 2006                                     565,000
            190,000  NTL Communications Corp. sr. notes Ser. B, 11 1/2s,
                       2008 (United Kingdom)                                                                       206,150
            430,000  NTL Inc. sr. notes Ser. B, 10s, 2007 (United Kingdom)                                         439,675
            100,000  Onepoint Communications, Inc 144A company guaranty
                       Ser. B, 14 1/2s, 2008                                                                        65,000
             60,000  RCN Corp. sr. disc. notes stepped-coupon zero %,
                       (11 1/8s, 10/15/02), 2007 (STP)                                                              42,600
            190,000  Supercanal Holdings S.A. 144A sr. notes 11 1/2s,
                       2005 (Argentina) (In default) (NON)                                                          97,850
             40,000  TeleWest Communications PLC 144A 11 1/4s, 2008                                                 43,600
            220,000  TeleWest Communications PLC 144A sr. disc. notes
                       stepped-coupon zero %, 2009 (9 1/4, 4/15/04)
                       (United Kingdom) (STP)                                                                      136,950
            550,000  United Pan-Europe N.V. 144A stepped-coupon zero %
                       (12 1/2s, 2004), 2009 (Netherlands) (STP)                                                   316,250
            210,000  United Pan-Europe N.V. 144A 10 7/8s, 2009 (Netherlands)                                       215,250
                                                                                                            --------------
                                                                                                                 4,959,258

Chemicals (2.7%)
--------------------------------------------------------------------------------------------------------------------------
            150,000  Geo Specialty Chemicals, Inc. sr. sub. notes 10 1/8s, 2008                                    139,500
            120,000  Huntsman Corp. 144A sr. sub. notes 9 1/2s, 2007                                               111,300
            470,000  Huntsman ICI Chemicals Inc. 144A sr. sub. notes 10 1/8s, 2009                                 486,450
            210,000  Lyondell Petrochemical Co. sr. sub. notes 10 7/8s, 2009                                       217,875
            590,000  Lyondell Petrochemical Co. sec. notes Ser. B, 9 7/8s, 2007                                    606,225
            200,000  PCI Chemicals & Pharmaceuticals company guaranty
                       9 1/4s, 2007 (India)                                                                        156,000
            250,000  Pioneer Americas Acquisition 144A sr. notes 9 1/4s, 2007                                      195,000
            160,000  Royster-Clark Inc. 144A 1st mtge 10 1/4s, 2009                                                140,800
            210,000  Scotts Co 144A sr. sub. notes 8 5/8s, 2009                                                    203,700
            110,000  Sterling Chemicals Inc. company guaranty Ser. B, 12 3/8s, 2006                                111,650
                                                                                                            --------------
                                                                                                                 2,368,500

Computer Services and Software (2.0%)
--------------------------------------------------------------------------------------------------------------------------
             70,000  Concentric Network Corp. sr. notes 12 3/4s, 2007                                               72,800
            150,000  Cybernet Internet Services Intl., Inc. 144A sr. notes 14s, 2009                               130,500
             50,000  Exodus Communications, Inc. 144A sr. notes 11 1/4s, 2008                                       51,000
            200,000  PSINet, Inc. sr. notes 11 1/2s, 2008                                                          208,000
            250,000  PSINet, Inc. sr. notes 11s, 2009                                                              255,625
            120,000  PSINet, Inc. 144A sr. notes 10 1/2s, 2006                                                     121,050
            300,000  Telecommunications Techniques, Inc. company guaranty
                       9 3/4s, 2008                                                                                270,000
             90,000  Telehub Communications Corp. company guaranty
                       stepped-coupon zero % (13 7/8s, 7/31/02), 2005 (STP)                                         11,700
            140,000  Unisys Corp. sr. notes Ser. B, 12s, 2003                                                      149,450
            285,000  Unisys Corp. sr. notes 11 3/4s, 2004                                                          314,213
            110,000  Verio Inc. sr. notes 11 1/4s, 2008                                                            114,950
             80,000  Verio Inc. sr. notes 10 3/8s, 2005                                                             81,000
                                                                                                            --------------
                                                                                                                 1,780,288

Conglomerates (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            250,000  Axia, Inc. company guaranty 10 3/4s, 2008                                                     227,500
            350,000  Cathay International Ltd. 144A sr. notes 13s, 2008 (China)                                    175,000
                                                                                                            --------------
                                                                                                                   402,500

Consumer Durable Goods (1.0%)
--------------------------------------------------------------------------------------------------------------------------
            190,000  Albecca Inc. company guaranty 10 3/4s, 2008                                                   144,875
            220,000  Decora Industries, Inc. sr. sec. notes Ser. B, 11s, 2005                                      187,000
            550,000  Samsonite Corp. sr. sub. notes 10 3/4s, 2008                                                  467,500
            170,000  Sealy Mattress Co. company guaranty stepped-coupon Ser. B,
                       zero % (10 7/8s, 12/15/02), 2007 (STP)                                                      119,850
                                                                                                            --------------
                                                                                                                   919,225

Consumer Services (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            500,000  Coinmach Corp. sr. notes Ser. D, 11 3/4s, 2005                                                517,500
             50,000  Protection One, Inc. company guaranty 7 3/8s, 2005                                             37,500
                                                                                                            --------------
                                                                                                                   555,000

Cosmetics (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            150,000  French Fragrances, Inc. company guaranty Ser. D, 10 3/8s, 2007                                138,750
            120,000  Revlon Consumer Products sr. notes 9s, 2006                                                    94,800
            250,000  Revlon Consumer Products sr. notes 8 1/8s, 2006                                               195,625
                                                                                                            --------------
                                                                                                                   429,175

Electric Utilities (4.0%)
--------------------------------------------------------------------------------------------------------------------------
            300,000  Calpine Corp. sr. notes 9 1/4s, 2004                                                          303,000
            360,000  CMS Energy Corp. sr. notes Ser. B, 6 3/4s, 2004                                               341,647
          1,600,000  Midland Funding II Corp. deb. Ser. A, 11 3/4s, 2005                                         1,748,944
            470,422  Northeast Utilities System notes Ser. A, 8.58s, 2006                                          472,294
            545,000  Panda Global Energy Co. company guaranty 12 1/2s,
                       2004 (China)                                                                                327,000
            310,000  York Power Funding 144A notes 12s, 2007 (Cayman Islands)                                      319,300
                                                                                                            --------------
                                                                                                                 3,512,185

Electronics (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            160,000  DII Group, Inc. (The) sr. sub. notes 8 1/2s, 2007                                             155,200
            355,000  Viasystems, Inc. sr. sub notes 9 3/4s, 2007                                                   205,900
             55,000  Wavetek Corp. company guaranty 10 1/8s, 2007                                                   45,100
                                                                                                            --------------
                                                                                                                   406,200

Entertainment (0.6%)
--------------------------------------------------------------------------------------------------------------------------
             40,000  Premier Parks, Inc.144A sr. disc. notes stepped-coupon zero %,
                       (10s, 4/1/03), 2008 (STP)                                                                    27,200
            120,000  Premier Parks, Inc. sr. notes 9 3/4s, 2007                                                    118,950
            165,000  SFX Entertainment, Inc. 144A company guaranty Ser. B,
                       9 1/8s, 2008                                                                                155,513
            250,000  Six Flags Corp. sr. notes 8 7/8s, 2006                                                        245,000
                                                                                                            --------------
                                                                                                                   546,663

Environmental Control (1.1%)
--------------------------------------------------------------------------------------------------------------------------
            605,000  Allied Waste Industries, Inc. 144A sr. sub. notes 10s, 2009                                   552,819
            510,000  Allied Waste Industries, Inc. company guaranty Ser. B,
                       7 7/8s, 2009                                                                                452,625
                                                                                                            --------------
                                                                                                                 1,005,444

Financial Services (2.3%)
--------------------------------------------------------------------------------------------------------------------------
            345,000  Aames Financial Corp. sr. notes 9 1/8s, 2003                                                  219,938
            100,000  Advanta Corp. med. term notes Ser. B, 7s, 2001                                                 93,666
            340,000  Advanta Corp. med-term notes Ser. D, 6.92s, 2002                                              309,784
            100,000  AMRESCO, Inc. sr. sub. notes Ser. 98-A, 9 7/8s, 2005                                           55,500
            140,000  Capital One Financial Corp. notes 7 1/8s, 2008                                                129,746
            250,000  Colonial Capital II 144A company guaranty 8.92s, 2027                                         226,079
            260,000  Contifinancial Corp. sr. notes 8 3/8s, 2003                                                    33,800
            220,000  Contifinancial Corp. sr. notes 8 1/8s, 2008                                                    28,600
            180,000  Contifinancial Corp. sr. notes 7 1/2s, 2002                                                    18,000
            320,000  Delta Financial Corp. sr. notes 9 1/2s, 2004                                                  230,400
            155,000  Imperial Credit Capital Trust I 144A company guaranty
                       10 1/4s, 2002                                                                               120,900
            175,000  Investors Capital Trust I company guaranty Ser. B, 9.77s, 2027                                170,844
             90,000  Nationwide Credit Inc. sr. notes Ser. A, 10 1/4s, 2008                                         51,300
            350,000  Resource America Inc. 144A sr. notes 12s, 2004                                                290,500
                                                                                                            --------------
                                                                                                                 1,979,057

Food and Beverages (1.8%)
--------------------------------------------------------------------------------------------------------------------------
            100,000  Ameriserve Food Co. company guaranty 10 1/8s, 2007                                             32,000
            210,000  Ameriserve Food Distribution Inc. 144A sec. notes 12s, 2006                                   168,000
             50,000  Aurora Foods, Inc. sr. sub. notes Ser. B, 9 7/8s, 2007                                         50,875
            250,000  Aurora Foods, Inc. 144A ser. sub. notes Ser. D, 9 7/8s, 2007                                  254,375
            300,000  Eagle Family Foods company guaranty Ser. B, 8 3/4s, 2008                                      240,000
            340,000  NBTY Inc. 144A sr. sub. notes 8 5/8s, 2007                                                    307,700
            320,000  RAB Enterprises, Inc. company guaranty 10 1/2s, 2005                                          224,000
            105,000  Doane Pet Care Co. sr. sub. notes 9 3/4s, 2007                                                100,800
            180,000  Triarc Consumer Products, Inc. 144A sr. sub. notes 10 1/4s, 2009                              174,150
                                                                                                            --------------
                                                                                                                 1,551,900

Gaming (3.0%)
--------------------------------------------------------------------------------------------------------------------------
            210,000  Argosy Gaming Co. company guaranty 10 3/4s, 2009                                              221,025
            210,000  Boyd Gaming Corp. sr. sub. notes 9 1/2s, 2007                                                 206,850
             50,000  Circus Circus Enterprises, Inc. deb. 7s, 2036                                                  43,733
            100,000  Circus Circus Enterprises, Inc. sr. notes 6.45s, 2006                                          88,282
            380,000  Fitzgeralds Gaming Corp. company guaranty Ser. B,
                       12 1/4s, 2004                                                                               205,200
            340,000  Hollywood Casino Corp. company guaranty 11 1/4s, 2007                                         350,200
            130,000  Hollywood Park, Inc. company guaranty Ser. B, 9 1/4s, 2007                                    127,725
            150,000  Horseshoe Gaming Holdings company guaranty 8 5/8s, 2009                                       143,250
            120,000  Isle of Capri Black Hawk LLC 144A 1st mortgage Ser. B,
                       13s, 2004                                                                                   130,200
            200,000  Mohegan Tribal Gaming, Auth. sr. sub. notes 8 3/4s, 2009                                      197,000
            180,000  Park Place Entertainment sr. notes 8 1/2s, 2006                                               177,550
            110,000  Riviera Black Hawk 144A 1st mtge. 13s, 2005                                                   115,500
            190,000  Trump A.C. 1st mtge. 11 1/4s, 2006                                                            154,850
            430,000  Trump Castle Funding 144A sub. notes 10 1/4s, 2003                                            435,409
                                                                                                            --------------
                                                                                                                 2,596,774

Health Care (2.1%)
--------------------------------------------------------------------------------------------------------------------------
             60,000  Columbia/HCA Healthcare Corp. deb. 8.36s, 2024                                                 55,500
             70,000  Columbia/HCA Healthcare Corp. med. term notes
                       notes 7.69s, 2025                                                                            56,263
             40,000  Columbia/HCA Healthcare Corp. notes 7 1/4s, 2008                                               34,500
            290,000  Columbia/HCA Healthcare Corp. med. term notes 6.63s, 2045                                     275,033
            300,000  Conmed Corp. company guaranty 9s, 2008                                                        273,000
            220,000  Hudson Respiratory Care, Inc. sr. sub. notes 9 1/8s, 2008                                     172,150
            180,000  Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/2s, 2007                           16,200
            110,000  Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/4s, 2008                            9,900
             80,000  Lifepoint Hospital Holdings 144A sr. sub. notes 10 3/4s, 2009                                  82,800
            480,000  Mariner Post-Acute Network, Inc. sr. sub. notes Ser. B,
                       9 1/2s, 2007                                                                                 14,400
            100,000  Mariner Post-Acute Network, Inc. sr. sub. notes stepped-coupon
                       Ser. B, zero % (10 1/2s, 11/1/02), 2007 (STP)                                                 2,000
            130,000  MedPartners, Inc. sr. sub. notes 6 7/8s, 2000                                                 125,450
            310,000  Paracelsus Healthcare sr. sub. notes 10s, 2006                                                163,525
            120,000  Paragon Corp. Holdings, Inc. company guaranty Ser. B,
                       9 5/8s, 2008                                                                                 42,000
            305,000  Sun Healthcare Group, Inc. sr. sub. notes Ser. B, 9 1/2s,
                       2007 (In default) (NON)                                                                      38,125
             60,000  Sun Healthcare Group, Inc. 144A sr. sub. notes 9 3/8s,
                       2008 (In default) (NON)                                                                       7,500
            200,000  Tenet Healthcare Corp. sr. notes 8 5/8s, 2003                                                 198,000
            150,000  Tenet Healthcare Corp. sr. notes 8s, 2005                                                     143,625
            140,000  Triad Hospitals Holdings 144A sr. sub. notes 11s, 2009                                        144,900
                                                                                                            --------------
                                                                                                                 1,854,871

Lodging (1.0%)
--------------------------------------------------------------------------------------------------------------------------
            150,000  Epic Resorts LLC company guaranty Ser. B, 13s, 2005                                           115,500
            460,000  HMH Properties, Inc. company guaranty Ser. B, 7 7/8s, 2008                                    418,600
             50,000  Host Marriott L.P. sr. notes Ser. E, 8 3/8s, 2006                                              47,500
            370,000  ITT Corp. notes 6 3/4s, 2005                                                                  331,176
                                                                                                            --------------
                                                                                                                   912,776

Manufacturing (0.8%)
--------------------------------------------------------------------------------------------------------------------------
             90,000  Applied Power Inc. sr. sub. notes 8 3/4s, 2009                                                 87,300
            500,000  Blount Inc. 144A sr. sub. notes 13s, 2009                                                     523,750
            180,000  Insilco Holding Co. sr. disc. notes stepped-coupon zero %
                       (14s, 8/15/03), 2008 (STP)                                                                   86,400
                                                                                                            --------------
                                                                                                                   697,450

Medical Supplies and Devices (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            250,000  ALARIS Medical Systems, Inc. company guaranty 9 3/4s, 2006                                    205,000
            190,000  Dade International, Inc. sr. sub. notes Ser. B, 11 1/8s, 2006                                 192,850
            170,000  Mediq, Inc. company guaranty 11s, 2008                                                         56,100
            180,000  Mediq, Inc. deb. stepped-coupon zero % (13s, 6/1/03), 2009 (STP)                               18,000
                                                                                                            --------------
                                                                                                                   471,950

Metals and Mining (1.6%)
--------------------------------------------------------------------------------------------------------------------------
            300,000  Ameristeel Corp. company guaranty Ser. B, 8 3/4s, 2008                                        294,000
            370,000  Better Minerals & Aggregates Co. 144A sr. sub. notes 13s, 2009                                365,375
            170,000  Continental Global Group sr. notes Ser. B, 11s, 2007                                           81,600
            310,000  Lodestar Holdings, Inc. company guaranty 11 1/2s, 2005                                        170,500
            250,000  UCAR Global Enterprises sr. sub. notes Ser. B, 12s, 2005                                      260,000
            110,000  Weirton Steel Co. sr. notes 11 3/8s, 2004                                                      98,725
            120,000  WHX Corp. sr. notes 10 1/2s, 2005                                                             112,800
                                                                                                            --------------
                                                                                                                 1,383,000

Motion Picture Distribution (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            230,000  AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2009                                           213,325
            150,000  Cinemark USA, Inc. sr. sub. notes 8 1/2s, 2008 (Mexico)                                       130,500
            330,000  United Artists Theatre sr. sub. notes 9 3/4s, 2008                                             66,413
                                                                                                            --------------
                                                                                                                   410,238

Oil and Gas (2.4%)
--------------------------------------------------------------------------------------------------------------------------
            170,000  Belco Oil & Gas Corp. company guaranty Ser. B, 10 1/2s, 2006                                  174,250
             30,000  Benton Oil & Gas Co. sr. notes 9 3/8s, 2007                                                    19,500
             80,000  Flores & Rucks, Inc. sr. sub. notes 9 3/4s, 2006                                               87,200
            140,000  Gulf Canada Resources, Ltd. sr. notes 8 3/8s, 2005 (Canada)                                   136,217
            160,000  HS Resources, Inc. sr. sub. notes Ser. B, 9 1/4s, 2006                                        156,800
            315,000  Leviathan Gas Corp. company guaranty Ser. B, 10 3/8s, 2009                                    327,600
            200,000  Ocean Energy, Inc. company guaranty Ser. B, 8 3/8s, 2008                                      196,000
            160,000  Ocean Energy, Inc. company guaranty Ser. B, 8 7/8s, 2007                                      161,600
            190,000  R&B Falcon Corp. sr. notes 12 1/4s, 2006                                                      207,100
            300,000  R&B Falcon Corp. sr. notes Ser. B, 7 3/8s, 2018                                               240,000
            130,000  RAM Energy Inc. sr. notes 11 1/2s, 2008                                                        57,200
             30,000  RBF Finance Co. company guaranty 11s, 2006                                                     32,100
            330,000  Vintage Petroleum sr. sub. notes 9 3/4s, 2009                                                 339,900
                                                                                                            --------------
                                                                                                                 2,135,467

Packaging and Containers (2.9%)
--------------------------------------------------------------------------------------------------------------------------
            240,000  AEP Industries, Inc. sr. sub. notes 9 7/8s, 2007                                              231,600
            320,000  Consumers International 144A sr. notes 10 1/4s, 2005                                          249,600
            185,000  Huntsman Packaging Corp. company guaranty 9 1/8s, 2007                                        175,750
            250,000  Impac Group Inc. company guaranty Ser. B, 10 1/8s, 2008                                       227,500
             80,000  Kappa Beheer BV. 144A company guaranty 10 5/8s,
                       2009 (New Zealand)                                                                           83,200
            250,000  Owens-Illinois, Inc. sr. notes 8.1s, 2007                                                     239,483
             50,000  Owens-Illinois, Inc. deb. 7.8s, 2018                                                           43,615
             30,000  Owens-Illinois, Inc. sr. notes 7.35s, 2008                                                     26,977
            200,000  Packaging Corp. company guaranty 9 5/8s, 2009                                                 206,500
            605,000  Radnor Holdings Inc. sr. notes 10s, 2003                                                      605,000
            190,000  Riverwood International Corp. company guaranty
                       10 5/8s, 2007                                                                               195,700
            245,000  Riverwood International Corp. company guaranty
                       10 1/4s, 2006                                                                               249,900
                                                                                                            --------------
                                                                                                                 2,534,825

Paper and Forest Products (1.6%)
--------------------------------------------------------------------------------------------------------------------------
            300,000  APP Finance II Mauritius Ltd. bonds stepped-coupon 12s,
                       (16s, 2/15/04), 2049 (Indonesia) (STP)                                                      186,000
             20,000  Boise Cascade Co. med. term notes Ser. A, 7.43s, 2005                                          19,213
            150,000  Doman Industries Ltd. company guaranty 12s, 2004 (Canada)                                     156,375
            105,000  Indah Kiat Financial Mauritius Ltd. company guaranty 10s,
                       2007 (Indonesia)                                                                             74,681
            230,000  Pacifica Papers, Inc. sr. notes 10s, 2009 (Canada)                                            236,900
            315,000  Pindo Deli Finance Mauritius Ltd. company guaranty 10 3/4s,
                       2007 (Indonesia)                                                                            225,225
            412,000  Repap New Brunswick sr. notes 10 5/8s, 2005 (Canada)                                          379,040
            120,000  Tembec Industries, Inc. company guaranty 8 5/8s, 2009 (Canada)                                121,200
                                                                                                            --------------
                                                                                                                 1,398,634

Pharmaceuticals (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            320,000  ICN Pharmaceuticals, Inc. 144A sr. notes 9 1/4s, 2005                                         307,200
             40,000  ICN Pharmaceuticals, Inc. 144A sr. notes 8 3/4s, 2008                                          37,300
                                                                                                            --------------
                                                                                                                   344,500

Photography (--%)
--------------------------------------------------------------------------------------------------------------------------
             70,000  PX Escrow Corp. sr. disc. notes stepped-coupon zero %
                       (9 5/8s, 2/1/02), 2006 (STP)                                                                 33,600

Publishing (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            300,000  Affinity Group Holdings sr. notes 11s, 2007                                                   279,000
            120,000  American Media Operation, Inc. sr. sub. notes 10 1/4s, 2009                                   118,800
            110,000  Perry-Judd company guaranty 10 5/8s, 2007                                                      99,000
             70,025  Von Hoffman Press, Inc. 144A sr. sub. notes 13 1/2s, 2009                                      63,723
                                                                                                            --------------
                                                                                                                   560,523

Railroads (0.3%)
--------------------------------------------------------------------------------------------------------------------------
             35,000  MRS Logistica, S.A. bonds Ser. B, 10 5/8s, 2005 (Brazil)                                       27,650
            320,000  TFM S.A. de C.V. company guaranty stepped-coupon
                       zero %, (11 3/4s, 6/15/02), 2009 (Mexico) (STP)                                             201,600
                                                                                                            --------------
                                                                                                                   229,250

REITs (Real Estate Investment Trust) (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            370,000  Tanger Properties Ltd. partnership gtd. notes 8 3/4s, 2001                                    366,907

Restaurants (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            250,000  FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004                                           170,000

Retail (1.4%)
--------------------------------------------------------------------------------------------------------------------------
            240,000  Home Interiors & Gifts, Inc. company guaranty 10 1/8s, 2008                                   201,600
            600,000  Mothers Work, Inc. sr. notes 12 5/8s, 2005                                                    600,000
            500,000  Southland Corp. deb. Ser. A, 4 1/2s, 2004                                                     411,250
                                                                                                            --------------
                                                                                                                 1,212,850

Satellite Services (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            140,000  Golden Sky Systems company guaranty Ser. B, 12 3/8s, 2006                                     144,200
            265,000  Innova S De R.L. sr. notes 12 7/8s, 2007 (Mexico)                                             228,566
                                                                                                            --------------
                                                                                                                   372,766

Semiconductors (0.7%)
--------------------------------------------------------------------------------------------------------------------------
            250,000  Amkor Technologies, Inc. 144A sr. notes 9 1/4s, 2006                                          241,250
            190,000  Fairchild Semiconductor Corp. company guaranty 10 3/8s, 2007                                  186,200
            170,000  Zilog, Inc. company guaranty Ser. B, 9 1/2s, 2005                                             156,825
                                                                                                            --------------
                                                                                                                   584,275

Steel (1.1%)
--------------------------------------------------------------------------------------------------------------------------
            490,000  AK Steel Corp. company guaranty 7 7/8s, 2009                                                  459,375
             80,000  Armco, Inc. sr. notes 8 7/8s, 2008                                                             80,600
            250,000  LTV Corp. sr. notes 11 3/4s, 2009                                                             257,500
            150,000  National Steel Corp. 1st mtge. Ser. D, 9 7/8s, 2009                                           152,625
                                                                                                            --------------
                                                                                                                   950,100

Telecommunications (12.7%)
--------------------------------------------------------------------------------------------------------------------------
            500,000  Barak I.T.C. sr. disc. notes stepped-coupon Ser. B, zero %
                       (12 1/2s, 11/15/02), 2007 (Israel) (STP)                                                    270,000
            170,000  Bestel S.A.de C.V. sr. disc. notes stepped-coupon zero %
                       (12 3/4s, 5/15/03), 2005 (Mexico) (STP)                                                     107,100
            100,000  Birch Telecommunications, Inc. sr. notes 14s, 2008                                            101,000
            100,000  CapRock Communications Corp. sr. notes 11 1/2s, 2009                                          101,000
             70,000  CapRock Communications Corp. sr. notes Ser. B, 12s, 2008                                       71,750
            240,000  Carrier1 Intl. S.A. sr. notes Ser. B, 13 1/4s, 2009 (Luxembourg)                              255,600
            200,000  Colt Telecommunications Group PLC sr. disc. notes stepped-coupon zero %, (12s, 12/15/01), 2006
                       (United Kingdom) (STP)                                                                      172,000
            110,000  Covad Communications Group Inc. sr. notes 12 1/2s, 2009                                       113,300
            640,000  Covad Communications Group, Inc. sr. disc. notes
                       stepped-coupon Ser. B, zero % (13 1/2s, 3/15/03), 2008 (STP)                                396,800
            130,000  DTI Holdings Inc. sr. disc. notes, stepped-coupon Ser. B, zero %
                       (12 1/2s, 3/01/03), 2008 (STP)                                                               48,750
            500,000  Econophone, Inc. 144A notes stepped-coupon zero %
                       (11s, 2/15/03), 2008 (STP)                                                                  340,000
            170,000  Esprit Teleom Group PLC sr. notes 11 1/2s,
                       2007 (United Kingdom)                                                                       170,850
            690,000  Firstworld Communication Corp. sr. disc. notes stepped-coupon
                       zero % (13, 4/15/03), 2008 (STP)                                                            372,600
            800,000  Focal Communications Corp. sr. disc. notes, stepped-coupon
                       Ser. B, zero % (12 1/8s, 02/15/03), 2008 (STP)                                              480,000
            690,000  Global Crossing Holdings, Ltd. company guaranty 9 5/8s, 2008                                  690,000
             90,000  Globe Telecom Corp. sr. notes 144A 13s, 2009                                                   96,300
            670,000  GST Telecommunications, Inc. company guaranty
                       stepped-coupon zero % (13 7/8s, 12/15/00), 2005 (STP)                                       495,800
            140,000  Hyperion Telecommunications Corp., Inc. sr. disc. notes
                       stepped-coupon Ser. B, zero % (13s, 4/15/01), 2003 (STP)                                    123,200
            220,000  Hyperion Telecommunications Corp., Inc. sr. notes Ser. B,
                       12 1/4s, 2004                                                                               234,850
            160,000  Hyperion Telecommunications Inc. sr. sub. notes 12s, 2007                                     167,200
            300,000  ICG Holdings, Inc. sr. disc. notes stepped-coupon zero %
                       (13 1/2s, 9/15/00), 2005 (Canada) (STP)                                                     260,250
          1,180,000  ICG Services, Inc. sr. disc. notes stepped-coupon zero %
                       (9 7/8s, 5/1/03), 2008 (STP)                                                                590,000
            150,000  Intermedia Communications, Inc. sr. notes Ser. B, 8.6s, 2008                                  136,500
            180,000  Intermedia Communications, Inc. sr. notes Ser. B, 8 1/2s, 2008                                162,900
            440,000  IPC Information Systems Inc. sr. disc. notes zero %
                       (10 7/8s,), 2008 (STP)                                                                      321,200
          1,260,000  KMC Telecom Holdings, Inc. sr. disc. notes stepped-coupon
                       zero % (12 1/2s, 2/15/03), 2008 (STP)                                                       661,500
            200,000  Logix Communications Enterprises sr. notes 12 1/4s, 2008                                      150,000
             50,000  Metromedia Fiber Network, Inc. sr. notes 10s, 2009                                             50,500
            360,000  Metromedia Fiber Network, Inc. sr. notes Ser. B, 10s, 2008                                    363,600
             50,000  Netia Holdings B.V. 144A company guaranty stepped-coupon
                       zero % (11 1/4s, 11/1/01), 2007 (Poland) (STP)                                               31,500
            300,000  Netia Holdings B.V. 144A company guaranty 10 1/4s,
                       2007 (Poland)                                                                               255,000
             60,000  Nextlink Communications Inc. 144A sr. notes 10 1/2s, 2009                                      60,750
            290,000  NorthEast Optic Network, Inc. sr. notes 12 3/4s, 2008                                         307,400
            320,000  Pathnet, Inc. sr. notes 12 1/4s, 2008                                                         204,800
            500,000  Primus Telecommunications Group, Inc. 144A sr. notes
                       12 3/4s, 2009                                                                               503,750
            400,000  Qwest Communications International, Inc. sr. disc. notes
                       stepped-coupon zero % (9.47s, 10/15/02), 2007 (STP)                                         317,724
            345,000  Rhythms Netconnections, Inc. sr. disc. notes stepped-coupon
                       Ser. B, zero % (13 1/2s, 5/15/03), 2008 (STP)                                               179,400
            130,000  Tele1 Europe BV 144A 13s, 2009                                                                131,950
            140,000  Teligent, Inc. sr. disc. notes stepped-coupon Ser. B, zero %
                       (11 1/2s, 3/1/03), 2008 (STP)                                                                80,150
            280,000  Teligent, Inc. sr. notes 11 1/2s, 2007                                                        268,800
            430,000  Time Warner Telecom Inc. sr. notes 9 3/4s, 2008                                               442,900
            250,000  Versatel Telecom B.V. sr. notes 13 1/4s, 2008 (Netherlands)                                   263,750
            320,000  WinStar Communications, Inc. sr. sub. notes stepped-coupon
                       zero % (15s, 3/1/02), 2007 (STP)                                                            393,600
            150,000  WinStar Communications. Inc. sr. sub. notes 11s, 2008                                         138,000
                                                                                                            --------------
                                                                                                                11,084,024

Telephone Services (3.3%)
--------------------------------------------------------------------------------------------------------------------------
            360,000  Allegiance Telecom, Inc. sr. disc. notes stepped-coupon Ser. B,
                       zero % (11 3/4s, 2/15/03), 2008 (STP)                                                       255,600
            500,000  BTI Telecom Corp. sr. notes 10 1/2s, 2007                                                     453,750
            360,000  Call-Net Enterprises Inc. sr. disc. notes stepped-coupon zero %
                       (10.8s, 5/15/04), 2009 (Canada) (STP)                                                       169,200
            120,000  Call-Net Enterprises, Inc. sr. disc. notes stepped-coupon zero %
                       (9.27s, 8/15/02), 2007 (Canada) (STP)                                                        69,600
            350,000  Call-Net Enterprises, Inc. sr. disc. notes stepped-coupon zero %
                       (8.94s, 8/15/03), 2008 (Canada) (STP)                                                       171,500
            180,000  Call-Net Enterprises, Inc. sr. notes 8s, 2008 (Canada)                                        138,600
            140,000  Facilicom International sr. notes Ser. B, 10 1/2s, 2008                                       123,200
            280,000  Flag Ltd. 144A sr. notes 8 1/4s, 2008 (Bermuda)                                               252,000
            143,000  ITC Deltacom, Inc. sr. notes 11s, 2007                                                        148,720
             50,000  Long Distance International, Inc. sr. notes 12 1/4s, 2008                                      25,000
            250,000  McLeodUSA, Inc. sr. notes 9 1/2s, 2008                                                        251,875
            140,000  RSL Communications, Ltd. 144A 10 1/2s, 2008                                                   132,300
            130,000  RSL Communications, Ltd. company guaranty 9 1/8s, 2008                                        114,400
            100,000  Transtel S.A. pass through certificates 12 1/2s, 2007                                          52,000
            915,000  Viatel, Inc. sr. disc. notes stepped-coupon zero %
                       (12 1/2s, 4/15/03), 2008 (STP)                                                              558,150
                                                                                                            --------------
                                                                                                                 2,915,895

Textiles (0.3%)
--------------------------------------------------------------------------------------------------------------------------
            240,000  Galey & Lord, Inc. company guaranty 9 1/8s, 2008                                               52,800
            140,000  Polymer Group, Inc. company guaranty Ser. B, 9s, 2007                                         135,450
             90,000  Polymer Group, Inc. company guaranty Ser. B, 8 3/4s, 2008                                      86,175
                                                                                                            --------------
                                                                                                                   274,425

Transportation (0.4%)
--------------------------------------------------------------------------------------------------------------------------
            220,000  Johnstown America Industries, Inc. company guaranty Ser. C,
                       11 3/4s, 2005                                                                               223,300
            120,000  Kitty Hawk, Inc. company guaranty 9.95s, 2004                                                 118,200
                                                                                                            --------------
                                                                                                                   341,500

Wireless Communications (5.6%)
--------------------------------------------------------------------------------------------------------------------------
            440,000  Celcaribe S.A. sr. notes 13 1/2s, 2004 (Colombia)                                             330,000
            750,000  CellNet Data Systems, Inc. sr. disc. notes stepped-coupon
                       zero % (14s, 10/1/02), 2007 (STP)                                                            97,500
            320,000  Clearnet Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (14 3/4s, 12/15/00), 2005 (STP)                                                      311,200
            215,000  Conecel Holdings 144A notes Ser. A, 14s, 2000 (In default) (NON)                               19,350
            615,000  McCaw International Ltd sr. disc. notes stepped-coupon zero %
                       (13s, 4/15/02), 2007 (STP)                                                                  408,975
            280,000  Microcell Telecommunications sr. disc. notes stepped-coupon
                       Ser. B, zero % (14s, 12/1/01), 2006 (Canada) (STP)                                          238,000
            635,000  Millicom International Cellular S.A. sr. disc. notes stepped-coupon zero % (13 1/2s, 6/1/01),
                       2006 (Luxembourg) (STP)                                                                     488,950
            310,000  NEXTEL Communications, Inc. sr. disc. notes stepped-coupon
                       zero % (12 1/8s, 4/15/03), 2008 (STP)                                                       170,500
            380,000  NEXTEL Communications, Inc. sr. notes 12s, 2008                                               423,225
          1,150,000  NEXTEL Communications, Inc. 144A sr. notes 9 3/8s, 2009                                     1,141,375
            110,000  NEXTEL Partners Inc. sr. disc. notes stepped-coupon zero %
                       (14s, 2/1/04), 2009 (STP)                                                                    71,225
             80,000  Omnipoint Corp. 144A sr. notes 11 1/2s, 2009                                                   86,400
            200,000  Orbital Imaging Corp. sr. notes Ser. B, 11 5/8s, 2005                                         140,500
            110,000  Paging Network Do Brasil sr. notes 13 1/2s, 2005 (Brazil)                                      16,500
             80,000  Price Communications Wireless, Inc. 144A sr. notes 9 1/8s, 2006                                81,200
            220,000  Telecorp PCS Inc. company guaranty stepped-coupon zero %
                       (11 5/8s, 4/15/04), 2009 (STP)                                                              141,900
            220,000  US UnWired Inc. sr. disc. notes stepped-coupon 13 3/8s,
                       (13 3/8s, 11/1/04), 2009 (STP)                                                              124,850
            205,000  Voicestream Wire Corp. sr. disc. notes stepped-coupon zero %
                       (11 7/8s, 11/15/04), 2009 (STP)                                                             124,538
            450,000  Voicestream Wire Corp. 144A sr. notes 10 3/8s, 2009                                           469,125
                                                                                                            --------------
                                                                                                                 4,885,313
                                                                                                            --------------
                     Total Corporate Bonds and Notes (cost $82,874,206)                                     $   74,107,273

PREFERRED STOCKS (8.2%) (a)
NUMBER OF SHARES                                                                                                     VALUE

Banks (0.5%)
--------------------------------------------------------------------------------------------------------------------------
              6,240  Chevy Chase Capital Corp. Ser. A, $5.188 pfd. (PIK)                                    $      336,960
                 80  First Republic 144A $10.50 cum. pfd.                                                           79,200
                                                                                                            --------------
                                                                                                                   416,160

Broadcasting (2.0%)
--------------------------------------------------------------------------------------------------------------------------
              1,582  Capstar Broadcasting, Inc. 144A $12.00 pfd. (PIK)                                             185,095
              1,762  Citadel Broadcasting Inc. 144A $13.25 cum. pfd. (PIK)                                         202,630
             66,000  Diva Systems Corp. Ser. D, $6.00 pfd.                                                         264,000
                336  Granite Broadcasting 144A $12.75 pfd. (PIK)                                                   342,720
                 40  Paxson Communications Corp. $13.25 cum. pfd. (PIK)                                            404,000
                341  Spanish Broadcasting Systems $14.25 cum. pfd. (PIK)                                           366,575
                                                                                                            --------------
                                                                                                                 1,765,020

Cable Television (1.1%)
--------------------------------------------------------------------------------------------------------------------------
                276  21st Century Telecom Group 144A $13.75 cum. pfd. (PIK)                                        138,000
              7,145  CSC Holdings, Inc. Ser. M, $11.125 cum. pfd. (PIK)                                            775,233
                 15  NTL Inc. 144A Ser. B, $13.00 pfd. (PIK)                                                        15,600
                                                                                                            --------------
                                                                                                                   928,833

Computer Services (0.2%)
--------------------------------------------------------------------------------------------------------------------------
                139  Concentric Network Corp. Ser. B, 13.50% pfd. (PIK)                                            139,695

Insurance (0.4%)
--------------------------------------------------------------------------------------------------------------------------
             14,500  CGA Group Ltd. 144A Ser. A, $13.75 pfd. (PIK)                                                 391,500

Medical Supplies and Devices (0.6%)
--------------------------------------------------------------------------------------------------------------------------
                260  Fresenius Medical Capital Trust I Ser. D, 9.00%
                       company guaranty, pfd. (Germany)                                                            246,350
                290  Fresenius Medical Capital Trust II 7.875% company guaranty,
                       pfd. (Germany)                                                                              262,450
                                                                                                            --------------
                                                                                                                   508,800

Oil and Gas (0.2%)
--------------------------------------------------------------------------------------------------------------------------
                171  R& B Falcon Corp. $13.875 cv. pfd.                                                            177,840

Packaging and Containers (0.1%)
--------------------------------------------------------------------------------------------------------------------------
                952  Packaging Corp. of America $12.375 pfd. (PIK)                                                 103,768

Restaurants (0.1%)
--------------------------------------------------------------------------------------------------------------------------
              5,673  AmeriKing, Inc. $3.25 pfd. (PIK)                                                              103,532

Telecommunications (2.2%)
--------------------------------------------------------------------------------------------------------------------------
                778  Intermedia Communication Ser. B, 13.50% pfd. (PIK)                                            739,100
                463  IXC Communications, Inc. $12.50 pfd. (PIK)                                                    508,143
              7,850  Nextlink Communications, Inc. 144A $7.00 cum. pfd. (PIK)                                      404,275
                330  WinStar Communications, Inc. 144A $14.25 cum. pfd. (PIK)                                      277,200
                                                                                                            --------------
                                                                                                                 1,928,718

Wireless Communications (0.8%)
--------------------------------------------------------------------------------------------------------------------------
                202  Dobson Communications 144A $13.00 pfd.                                                        217,150
                255  Dobson Communications Corp. 144A $12.25 pfd. (PIK)                                            255,000
                187  NEXTEL Communications, Inc. Ser. D, 13.00% pfd. (PIK)                                         200,090
                                                                                                            --------------
                                                                                                                   672,240
                                                                                                            --------------
                     Total Preferred Stocks (cost $7,406,518)                                               $    7,136,106

COMMON STOCKS (1.6%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
                100  AmeriKing, Inc. (NON)                                                                  $        1,000
              1,800  Axia Holding Inc. 144A (PIK) (NON)                                                             23,400
             24,697  Celcaribe S.A. (Colombia) (NON)                                                                 9,261
             71,544  Celcaribe S.A. 144A (Colombia) (NON)                                                           89,430
             10,124  Chesapeake Energy Corp.                                                                        30,372
              8,769  Fitzgerald Gaming Corp. (NON)                                                                   2,192
              1,971  Intermedia Communications, Inc.(NON)                                                           54,942
                175  Mothers Work, Inc. (NON)                                                                        1,794
              1,180  NEXTEL Communications, Inc. Class A (NON)                                                     116,968
                150  Paging Do Brazil Holdings Co., LLC 144A Class B, (Brazil) (NON)                                     2
                244  Premium Holdings (L.P.) 144A (NON)                                                                978
             57,579  PSF Holdings LLC Class A (NON)                                                                705,343
              4,600  Spanish Broadcasting System, Inc. Class B (NON)                                               109,250
             12,750  Specialty Foods Acquisition Corp.(NON)                                                            255
              2,962  Viatel, Inc. (NON)                                                                            124,404
              2,590  WinStar Communications. Inc. (NON)                                                            131,443
                                                                                                            --------------
                     Total Common Stocks (cost $2,258,395)                                                  $    1,401,034

CONVERTIBLE BONDS AND NOTES (1.3%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $      275,000  Corporate Express, Inc. cv. notes 4 1/2s, 2000                                         $      277,750
            490,000  Cybernet Internet Service 144A cv. sr. disc. notes
                       stepped-coupon zero % (13s, 8/15/04), 2009 (STP)                                            269,500
            500,000  Exide Corp. 144A cv. sr. sub. notes 2.9s, 2005                                                258,750
            140,000  GST Telecommunications, Inc. cv. sr. disc. notes stepped-coupon
                       zero %, (13 7/8s, 12/15/00), 2005 (STP)                                                     133,000
            200,000  Integrated Device Technology, Inc. cv. sub. notes 5 1/2s, 2002                                203,250
                                                                                                            --------------
                     Total Convertible Bonds and Notes (cost $1,102,802)                                    $    1,142,250

UNITS (0.5%) (a)
NUMBER OF UNITS                                                                                                      VALUE
--------------------------------------------------------------------------------------------------------------------------
                550  Australis Media, Ltd. units stepped-coupon zero %,
                       (15 3/4s, 5/15/00), 2003 (Australia) (In default) (STP) (NON)                        $           55
                310  Equinix, Inc. units 144A 13s, 2007                                                            316,200
                450  XCL Ltd. units sr. sec. notes 13 1/2s, 2004 (In default) (NON)                                157,500
              3,090  XCL Ltd. 144A units cum. pfd. zero % 2006 (PIK)                                                 4,635
                                                                                                            --------------
                     Total Units (cost $1,545,133)                                                          $      478,390

WARRANTS (0.9%) (a) (NON)                                                                       EXPIRATION
NUMBER OF WARRANTS                                                                              DATE                 VALUE
--------------------------------------------------------------------------------------------------------------------------
                220  21st Century Telecom Group 144A                                            2/15/10     $        2,200
                 10  American Mobile Satellite Corp.                                            4/1/08                 450
                170  Bestel S.A. (Mexico)                                                       5/15/05              5,100
                150  Birch Telecommunications, Inc. 144A (PIK)                                  6/15/08              8,250
                240  Carrier1 Intl. 144A                                                        2/19/09              4,800
                660  CD Radio, Inc. 144A                                                        5/15/09             34,650
              1,490  Cellnet Data Systems, Inc.                                                 10/1/07             14,900
             14,500  CGA Group Ltd. 144A                                                        2/11/07                145
                300  Club Regina, Inc. 144A                                                     12/1/04                300
                250  Comunicacion Cellular 144A (Colombia)                                      11/15/03            13,500
              2,902  Consorcio Ecuatoriano 144A (Ecuador)                                       10/1/00                290
                150  Cybernet Internet Svs 144a                                                 7/1/09              12,000
              1,860  Diva Systems Corp.                                                         3/1/08              14,880
                650  DTI Holdings Inc.                                                          3/1/08                   7
                150  Epic Resorts                                                               6/15/05                  2
                190  Esat Holdings, Inc. (Ireland)                                              2/1/07              13,300
                690  Firstworld Communication                                                   4/15/08             48,300
                270  Hyperion Telecommunications 144A                                           4/15/01             47,250
              6,691  ICG Communications                                                         10/15/05           120,438
                180  Insilco Holding Co.                                                        8/15/08                  2
                440  Iridium World Com 144A                                                     7/15/05                  4
                800  KMC Telecom Holdings, Inc.                                                 4/15/08              2,400
                700  Knology Holdings, Inc. 144A                                                10/15/07             1,750
                 50  Long Distance International, Inc. 144A                                     4/13/08                100
                815  McCaw International Ltd.                                                   4/15/07              3,464
                180  Mediq Inc. 144A                                                            6/1/09                   2
              2,867  Network Plus Corp.                                                         12/31/00           212,760
                100  Onepoint Communications, Inc.                                              6/1/08               1,000
                200  Orbital Imaging Corp. 144A                                                 3/1/05               4,000
              6,900  Pagemart, Inc. 144A                                                        12/31/03            53,475
                320  Pathnet, Inc. 144A                                                         4/15/08              3,200
                160  R&B Falcon Corp. 144A                                                      5/1/09              40,000
                500  Signature Brands Corp.                                                     8/15/02             10,000
                155  Sterling Chemicals Holdings                                                8/15/08              2,480
                130  Tele1 Europe BV 144A                                                       5/15/09             11,050
                 90  Telehub Communications Corp.                                               7/31/05                450
              1,045  UIH Australia/Pacific, Inc. 144A                                           5/15/06             31,350
              1,500  USN Communications Inc.                                                    8/15/04                 15
                250  Versatel Telecom B.V. 144A (Netherlands)                                   5/15/08             72,500
            100,640  Wright Medical Technology, Inc. 144A                                       6/30/03                  1
                                                                                                            --------------
                     Total Warrants (cost $477,226)                                                         $      790,765

CONVERTIBLE PREFERRED STOCKS (0.4%) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
              1,195  Chesapeake Energy Corp. $3.50 cum. cv. pfd.                                            $       33,609
              5,060  Global Telesystems, Inc. 144A $3.625 cv. pfd.                                                 266,915
              1,200  LTV Corp. (The) 144A $4.13 cv. pfd.                                                            65,700
                607  XCL Ltd 144A Ser. A, $9.50 cv. cum. pfd.                                                          911
                                                                                                            --------------
                     Total Convertible Preferred Stocks (cost $425,210)                                     $      367,135

SHORT-TERM INVESTMENTS (2.3%) (a) (cost $$2,040,000)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $    2,040,000  Interest in $539,313,000 joint repurchase agreement dated
                       November 30, 1999 with S.B.C.Warburg Inc. due
                       December 1, 1999 with respect to various U.S. Treasury
                       obligations -- maturity value of $2,040,321 for an effective
                       yield of 5.67%                                                                       $    2,040,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $98,129,490) (b)                                               $   87,462,953
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $87,696,305.

  (b) The aggregate identified cost on a tax basis is $98,132,453, resulting in gross unrealized appreciation and depreciation of $4,376,927 and $15,046,427, respectively, or net unrealized depreciation of $10,669,500.

(NON) Non-income-producing security.

(STP) The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin receiving interest or dividend income at this rate.

(SEG) Interest may be received in cash or additional securities at the discretion of the issuer.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      The accompanying notes are an integral part of these financial statements.




Statement of assets and liabilities
November 30, 1999 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $98,129,490) (Note 1)                                             $ 87,462,953
-----------------------------------------------------------------------------------------------
Cash                                                                                        806
-----------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                             1,795,605
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                          783,534
-----------------------------------------------------------------------------------------------
Total assets                                                                         90,042,898

Liabilities
-----------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                   833,200
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                      1,275,634
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                            163,457
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                               19,749
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            13,262
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                770
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   40,521
-----------------------------------------------------------------------------------------------
Total liabilities                                                                     2,346,593
-----------------------------------------------------------------------------------------------
Net assets                                                                         $ 87,696,305

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Note 1)                                                           $106,772,932
-----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                            (1,378,611)
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                                (7,031,479)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                          (10,666,537)
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                         $ 87,696,305

Computation of net asset value
-----------------------------------------------------------------------------------------------
Net asset value per share ($87,696,305 divided by 7,507,107 shares)                      $11.68
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Statement of operations
Six months ended November 30, 1999 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Dividends                                                                           $   370,242
-----------------------------------------------------------------------------------------------
Interest income                                                                       4,588,605
-----------------------------------------------------------------------------------------------
Total investment income                                                               4,958,847

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                        338,660
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                           77,568
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                         5,536
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          2,283
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  10,977
-----------------------------------------------------------------------------------------------
Auditing                                                                                 22,391
-----------------------------------------------------------------------------------------------
Legal                                                                                     7,032
-----------------------------------------------------------------------------------------------
Postage                                                                                   8,515
-----------------------------------------------------------------------------------------------
Exchange listing fees                                                                     8,085
-----------------------------------------------------------------------------------------------
Other                                                                                     2,186
-----------------------------------------------------------------------------------------------
Total expenses                                                                          483,233
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                               (1,353)
-----------------------------------------------------------------------------------------------
Net expenses                                                                            481,880
-----------------------------------------------------------------------------------------------
Net investment income                                                                 4,476,967
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                       (200,237)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period                         (3,948,962)
-----------------------------------------------------------------------------------------------
Net loss on investments                                                              (4,149,199)
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                $   327,768
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                                    November 30          May 31
                                                                                          1999*            1999
---------------------------------------------------------------------------------------------------------------
Decrease in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                               $ 4,476,967    $  9,278,784
---------------------------------------------------------------------------------------------------------------
Net realized loss on investments                                                       (200,237)     (6,541,670)
---------------------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                           (3,948,962)    (10,127,946)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                                               327,768      (7,390,832)
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
From net investment income                                                           (4,999,286)    (10,343,967)
---------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                                        --      (1,230,315)
---------------------------------------------------------------------------------------------------------------
Total decrease in net assets                                                         (4,671,518)    (18,965,114)

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                                  92,367,823     111,332,937
---------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess of
net investment income of $1,378,611 and
$856,292, respectively)                                                             $87,696,305    $ 92,367,823
---------------------------------------------------------------------------------------------------------------

Number of fund shares
---------------------------------------------------------------------------------------------------------------
Shares outstanding at beginning and end of period                                     7,507,107       7,507,107
---------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

----------------------------------------------------------------------------------------------------------------------------------
                                 Six months
                                   ended
Per-share                         Nov. 30
operating performance           (Unaudited)                                   Year ended May 31
----------------------------------------------------------------------------------------------------------------------------------
                                    1999             1999           1998             1997             1996             1995
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $12.30           $14.83         $14.08           $13.78           $13.04           $13.40
----------------------------------------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------------------------------------
Net investment income                .60             1.24           1.44             1.34             1.27             1.32
----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          (.55)           (2.23)           .69              .29              .79             (.36)
----------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                .05             (.99)          2.13             1.63             2.06              .96
----------------------------------------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.67)           (1.38)         (1.38)           (1.33)           (1.30)           (1.32)
----------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                     --               --             --               --             (.02)              --
----------------------------------------------------------------------------------------------------------------------------------
From net realized
gain on investments                   --             (.16)            --               --               --               --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.67)           (1.54)         (1.38)           (1.33)           (1.32)           (1.32)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $11.68           $12.30         $14.83           $14.08           $13.78           $13.04
----------------------------------------------------------------------------------------------------------------------------------
Market value,
end of period                    $11.313          $13.500        $15.375          $14.375          $13.750          $13.125
----------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------------------------
Total return at
market value (%)(a)               (11.70)*          (2.06)         16.96            14.88            15.30             9.20
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                   $87,696          $92,368       $111,333         $105,690         $103,466          $97,901
----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .54*            1.11           1.05             1.06             1.04             1.00
----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           5.00*            9.50           9.75             9.70             9.49            10.32
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             19.85*           47.56          85.45            62.57            74.70           103.91
----------------------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended May 31, 1996, and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).



Notes to financial statements
November 30, 1999 (Unaudited)

Note 1
Significant accounting policies

Putnam Managed High Yield Trust (the "fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The fund's investment objective is to seek high current income. The fund intends to achieve its objective by investing in high yielding income securities.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price on its principal exchange, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service, approved by the Trustees, which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned susidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the yield-to-maturity basis.

E) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At May 31, 1999, the fund had a capital loss carryover of approximately $2,584,000 available to offset future capital gains, if any, which will expire on May 31, 2007.

F) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.75% of the first $500 million of average net assets, 0.65% of the next $500 million, 0.60% of the next $500 million, and 0.55% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended November 30, 1999, fund expenses were reduced by $1,353 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $480 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Note 3
Purchase and sales of securities

During the six months ended November 30, 1999, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $17,115,077 and $19,374,608, respectively. There were no purchases and sales of U.S. government obligations.

Results of October 7, 1999 shareholder meeting
(Unaudited)

A meeting of shareholders of the fund was held on October 7, 1999. At the meeting, each of the nominees for Trustees was elected, as follows:

                                                Common Shares
                                                             Votes
                                          Votes for         withheld
Jameson Adkins Baxter                     6,807,663          122,679
Hans H. Estin                             6,801,391          128,951
John A. Hill                              6,805,999          124,343
Ronald J. Jackson                         6,806,299          124,043
Paul L. Joskow                            6,805,234          125,108
Elizabeth T. Kennan                       6,805,888          124,454
Lawrence J. Lasser                        6,803,799          126,543
John H. Mullin III                        6,801,084          129,258
Robert E. Patterson                       6,807,999          122,343
William F. Pounds                         6,800,910          129,432
George Putnam                             6,799,010          131,332
George Putnam, III                        6,807,198          123,144
A.J.C. Smith                              6,799,056          131,286
W. Thomas Stephens                        6,802,334          128,008
W. Nicholas Thorndike                     6,802,320          128,022

A proposal to ratify the selection of PricewaterhouseCoopers LLP as independent accountants for the fund was approved as follows: 6,861,601 votes for, and 38,458 votes against, with 30,283 abstentions and non-broker votes.


Welcome to www.putnaminv.com

Now you can use your PC to get up-to-date information about your funds, learn more about investing and retirement planning, and access market news and economic outlooks from Putnam.

VISIT PUTNAM'S SITE ON THE WORLD WIDE WEB FOR:

* the benefits of investing with Putnam

* Putnam's money management philosophy

* complete fund information, daily pricing and long-term performance

* your current account value, portfolio value and transaction history

* the latest on new funds and other Putnam news

You can also read Putnam economist Dr. Robert Goodman's commentary and Putnam's Capital Markets outlook, search for a particular fund by name or objective, use our glossary to decode investment terms . . . and much more.

The site can be accessed through any of the major online services (America Online, CompuServe, Prodigy) that offer web access. Of course, you can also access it via Netscape or Microsoft Internet Explorer, using an independent Internet service provider.

New features will be added to the site regularly. So be sure to bookmark us at http://www.putnaminv.com


Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Edward H. D'Alelio
Vice President

Rosemary H. Thomsen
Vice President and Fund Manager

Jennifer E. Leichter
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

Call 1-800-225-1581 weekdays from 9 a.m. to 5 p.m. Eastern Time, or visit our Web site (www.putnaminv.com) any time for up-to-date information about the fund's NAV.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

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For account balances, economic forecasts, and the latest on Putnam funds, visit
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